Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Accumulated Amortization

Intangible assets and the related accumulated amortization are summarized as follows:

	Successor			Predecessor
	As of December 31, 2018			As of December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Asset Value	Gross Carrying Amount	Accumulated Amortization	Net Asset Value

Amortizable intangible assets:
Manufacturer relationships	$33,400	$2,015	$31,385	$11,100	$3,238	$7,862
Customer relationships	9,310	606	8,704	1,300	1,300	-
	42,710	2,621	40,089	12,400	4,538	7,862
Non-amortizable intangible assets:
Trade names and trademarks	30,100	-	30,100	18,000	-	18,000
	$72,810	$2,621	$70,189	$30,400	$4,538	$25,862

Schedule of Amortization Expense

Amortization expense is set forth in the table below:

	Successor	Predecessor
	March 15, 2018 to December 31, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to December 31, 2017

Amortization	$2,621	$154	$744

Schedule of Estimated Future Amortization	Estimated future amortization expense is as follows:
Years ending
2019	$3,811
2020	3,811
2021	3,811
2022	3,811
2023	3,811
Thereafter	21,034
$40,089